ASSETS AND LIABILITIES (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets, Amount	$ 6,584,027	$ 5,969,548	$ 1,173,272
Intangible assets, Accumulated Amortization	(1,182,456)	(668,689)	(117,900)
Intangible assets, Net Amount	5,402,000	5,300,859	1,055,372
Patents and Trademarks [Member]
Intangible assets, Amount	1,032,076	417,597	264,321
Intangible assets, Accumulated Amortization	(154,489)	(57,593)	(23,671)
Intangible assets, Net Amount	$ 877,587	$ 360,004	$ 240,650
Patents and Trademarks [Member] | Minimum [Member]
Intangible assets, Useful Lives (years)	5 years	7 years	7 years
Patents and Trademarks [Member] | Maximum [Member]
Intangible assets, Useful Lives (years)	15 years	15 years	14 years
Customer Contracts [Member]
Intangible assets, Amount	$ 611,119	$ 611,119	$ 611,119
Intangible assets, Accumulated Amortization	(173,150)	(127,316)	(62,262)
Intangible assets, Net Amount	$ 437,969	$ 483,803	$ 548,857
Intangible assets, Useful Lives (years)	10 years	10 years	10 years
Licensing Agreements [Member]
Intangible assets, Amount		$ 234,545	$ 272,545
Intangible assets, Accumulated Amortization		(60,554)	(31,250)
Intangible assets, Net Amount		$ 173,991	$ 241,295
Intangible assets, Useful Lives (years)		10 years	10 years
Vesele [Member]
Intangible assets, Amount	$ 25,287	$ 25,287	$ 25,287
Intangible assets, Accumulated Amortization	(6,257)	(3,886)	(717)
Intangible assets, Net Amount	$ 19,030	$ 21,401	$ 24,570
Intangible assets, Useful Lives (years)	8 years	8 years	8 years
Novalere [Member]
Intangible assets, Amount	$ 4,681,000	$ 4,681,000
Intangible assets, Accumulated Amortization	(770,415)	(419,340)
Intangible assets, Net Amount	$ 3,910,585	$ 4,261,660
Intangible assets, Useful Lives (years)	10 years	10 years
Sensum [Member]
Intangible assets, Amount	$ 234,545
Intangible assets, Accumulated Amortization	(78,145)
Intangible assets, Net Amount	$ 156,400
Intangible assets, Useful Lives (years)	10 years